UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-24043	Date of Notification: June 12, 2026

2. Exact name of Investment Company as specified in registration statement:

CION Grosvenor Infrastructure Master Fund, LLC

3. Address of principal executive office: (number, street, city, state, zip code)

100 Park Avenue, 25th Floor

New York, NY 10017

4. Check one of the following:

A.	☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Stephen Roman
Stephen Roman Chief Compliance Officer and Secretary

CION GROSVENOR INFRASTRUCTURE MASTER FUND, LLC

NOTICE OF QUARTERLY REPURCHASE OFFER

If you own shares through a broker and wish to sell your shares, contact your broker or financial professional.

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

June 12, 2026

Dear CION Grosvenor Infrastructure Master Fund, LLC Member,

Thank you for your investment. The purpose of this Notice is to announce the quarterly repurchase offer for the CION Grosvenor Infrastructure Master Fund, LLC (the “Master Fund”). Quarterly repurchase offers provide members with a degree of liquidity. You will receive a notice similar to this once per quarter. The Master Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on June 12, 2026 and end on July 17, 2026.

If you wish to tender shares, you can complete the attached repurchase request form (“Repurchase Request Form”).

All Repurchase Request Forms must be completed in proper form and received by SS&C GIDS, Inc. (the “Transfer Agent”) by 11:59 p.m., Eastern Time, on Friday, July 17, 2026, to be effective.

For details of the offer, please refer to the attached Repurchase Offer document or you may call us at 1-888-729-4266.

Sincerely,

CION Grosvenor Infrastructure Master Fund, LLC

The repurchase request deadline (“Repurchase Request Deadline”) will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Master Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to net asset value fluctuation during that time.

CION GROSVENOR INFRASTRUCTURE MASTER FUND, LLC

REPURCHASE OFFER

1. The Offer. CION Grosvenor Infrastructure Master Fund, LLC (the “Master Fund”) is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares at a price equal to the net asset value (“NAV”) as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to members since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer.

2. Net Asset Value. The Master Fund’s NAV on June 5, 2026 was $1,111.42 per share. The NAV at which the Master Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The Master Fund’s NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling 1-888-729-4266 and asking for the most recent price. The shares of the Master Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Repurchase Request Forms must be received in proper form by 11:59 p.m., Eastern Time, on July 17, 2026.

4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on July 17, 2026 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5. Payment for Shares Repurchased. The Master Fund expects to make payments for all shares repurchased between one and three business days after the Repurchase Pricing Date. In any event, the Master Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date.

6. Increase in Number of Shares Repurchased. If members tender for repurchase more than five percent (5%) of the Master Fund’s outstanding shares (“Repurchase Offer Amount”), the Master Fund may, but is not required to, repurchase an additional amount of shares not to exceed two percent (2%) of the outstanding shares of the Master Fund on the Repurchase Request Deadline. If the Master Fund determines not to repurchase more than the Repurchase Offer Amount, or if members tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Master Fund will repurchase the shares on a pro rata basis. However, the Master Fund may accept all shares tendered for repurchase by members who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered.

7. Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 11:59 p.m., Eastern Time, on July 17, 2026.

8. Suspension or Postponement of Repurchase Offer. The Master Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Directors, including a majority of the independent Directors, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Master Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Master Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•	For any period during which an emergency exists as a result of which disposal by the Master Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Master Fund to determine the Master Fund's NAV of the Master Fund’s shares; and

•	For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of members.

9. Tax Consequences. You should consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Master Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by you.

10. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Master Fund in its sole discretion. The determination by the Master Fund shall be final and binding. The Master Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of counsel, accepting, purchasing or paying for such shares would be unlawful. The Master Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or members. The Master Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Master Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Master Fund, CION Grosvenor Management, LLC (the “Adviser”), GCM Grosvenor L.P. (formerly, Grosvenor Capital Management, L.P.) (the “Sub-Adviser”), SS&C GIDS, Inc. (the “Transfer Agent”) nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Master Fund, the Adviser, nor the Sub-Adviser is or will be obligated to ensure that your financial consultant, or any broker-dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Master Fund on your behalf.

Neither the Master Fund nor its Board of Directors makes any recommendation to any member as to whether to tender or refrain from tendering shares. Each member must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Master Fund as to whether members should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Master Fund. For additional information about this Repurchase Offer, contact your financial professional.

REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 11:59 P.M., EASTERN TIME, FRIDAY,

JULY 17, 2026

Regular Mail: CION Grosvenor Infrastructure Master Fund, LLC 100 Park Avenue, 25th Floor New York, NY 10017	Overnight Mail: CION Grosvenor Infrastructure Master Fund, LLC 100 Park Avenue, 25th Floor New York, NY 10017

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the outstanding shares of the CION Grosvenor Infrastructure Master Fund, LLC (the “Master Fund”) and, that, if the offer is oversubscribed, the Master Fund may not purchase the full amount of the shares that I am requesting, in which case the Master Fund will repurchase shares on a pro rata basis.

Name(s) of Registered Members:

Account Number:
Daytime Telephone Number:

Shares Tendered (fill in number or dollar amount as appropriate):

_____	Full Tender:	Please tender all shares in my account.
_____	Partial Tender:	Please tender _____ shares from my account.

PLEASE NOTE:

1.	A TENDER REQUEST THAT DOES NOT SPECIFY ALL OR A NUMBER OF SHARES WILL BE REJECTED.
2.	Alterations to this form are prohibited and the request will be rejected.
3.	To prevent backup withholding please ensure that a completed and signed application form or a Form W-9 (or Form W-8 for Non-U.S. members) has been previously submitted.

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered member(s) and mailed to the address of record.

Alternative mailing instructions:

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other "eligible guarantor institution" as that term is defined in Rule 17Ad-15(a)(2) of the Securities Exchange Act of 1934, as amended.

Signature Guaranteed By:

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered account’s owner(s); or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Master Fund at 1-888-729-4266 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Account Owner Signature:
Date:
Joint Account Owner
Signature (if applicable):
Date:

If shares are registered in the name of a custodian, the custodian of the shares must execute this Repurchase Request Form.

Signature of Custodian

Name of Custodian

Title of Signatory

Date